Contract liabilities	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Contract liabilities
17. Contract liabilities
Contract liabilities consists of the following:

	As at
	March 31, 2021	March 31, 2020
Current:
Payments in advance of services	$8,998	$6,585
Advance billings	3,489	3,195
Others	198	501

Total	$12,685	$10,281

Non-current:
Payments in advance of services	$15,876	$19,565
Advance billings	752	492
Others	17	16

Total	$16,645	$20,073